Taxes and contributions (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of current assets

	March 31, 2024	December 31, 2023
Recoverable taxes
Income tax and social contribution	272,364	462,642
Withheld income tax (IRRF) on financial investments	53,587	29,955
Other federal taxes	2,222	2,050
Total	328,173	494,647

Schedule of current liabilities

	March 31, 2024	December 31, 2023
Taxes and contributions payable
Income tax and social contribution	389,712	205,964
Cofins and Pasep	137,048	141,703
INSS (social security contribution)	42,136	44,556
IRRF (withholding income tax)	5,512	64,770
Other	44,620	54,979
Total	619,028	511,972